000 A000000 08/31/96
000 C000000 123456
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0.a
000 J000000 A
001 A000000 NRM INVESTMENT COMPANY
001 B000000 811-2955
001 C000000 6105250904
002 A000000 919 CONESTOGA ROAD, STE 112
002 B000000 ROSEMONT
002 C000000 PA
002 D010000 19010
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
013 A000001 BEARD & COMPANY
013 B010001 READING
013 B020001 PA
013 B030001 19603
015 B000001 C
018  000000 N
019 A000000 N
019 B000000    0
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 PRUDENTIAL SECURITIES, INC
022 B000001 22-2347336
022 C000001      1141
022 D000001       280
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       1141
023 D000000        280
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 N
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 N
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   1.8
062 M000000   0.0
062 N000000   0.0
062 O000000  98.3
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000 10.8
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000      1141
071 B000000      1130
071 C000000     18057
071 D000000    6
072 A000000 12
072 B000000     1073
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000       10
072 G000000        0
072 H000000        0
072 I000000        3
072 J000000       10
072 K000000        0
072 L000000        0
072 M000000        5
072 N000000        0
072 O000000        4
072 P000000        0
072 Q000000        6
072 R000000        7
072 S000000       16
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000      114
072 X000000      175
072 Y000000        0
072 Z000000      898
072AA000000        2
072BB000000        0
072CC010000        0
072CC020000       20
072DD010000     1015
072DD020000        0
072EE000000        0
073 A010000   0.2370
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        0
074 B000000        0
074 C000000        0
074 D000000    16681
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000      298
074 J000000        0
074 K000000        0
074 L000000      245
074 M000000        0
074 N000000    17226
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      379
074 S000000        0
074 T000000    16847
074 U010000     4284
074 U020000        0
074 V010000     3.93
074 V020000     0.00
074 W000000   0.0000
074 X000000      117
074 Y000000        0
075 A000000        0
075 B000000    17122

076  000000     0.00
077 A000000 N
078  000000 N
080 C000000        0
081 B000000   0
082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   EDWARD FACKENTHAL
TITLE       ASSISTANT SECRETARY



                         ADDENDUM TO 77B OF FORM N-SAR

Board of Directors
NRM Investment Company

        In planning and performing our audit of the financial statements of NRM Investment Company for the year ended August 31, 1996, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

        The management of NRM Investment Company is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

        Because of inherent limitations in any internal control structure, errors or irregularities may occur and may not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

        Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 1996.


        This report is intended solely for the information and use of management and the Securities and Exchange Commission.


BEARD & COMPANY, INC.

Reading, Pennsylvania
October 2, 1996




              ADDENDUM TO 77K OF N-SAR FOR NRM INVESTMENT COMPANY


     Ernst & Young, LLP a firm of independent auditors, with offices at Wyomissing Professional Center, 875 Berkshire Boulevard, P.O. Box 7045, Reading, Pennsylvania 19610-6045, had been the Company's independent accounting and auditing firm for a period in excess of the Company's two most recently concluded fiscal years. It resigned its position effective as of August 31, 1996, the close of the Company's fiscal year. Effective as of the same date, Beard & Company, Inc. with offices at One Park Plaza, P.O. Box 311, Reading, Pennsylvania, 19603 was appointed by the Company's Board of Directors (acting at its September 19, 1996 regular meeting) to act as independent auditor for the present fiscal year.

     The decision to change auditors related to the cost of providing auditing services for the current year, and not to a disagreement of any other kind.

     Specifically, during the Company's two most recent fiscal years and any subsequent interim period,

     (1) there were no disagreements with Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure;

     (2) Ernst & Young did not advise the Company that internal controls did not exist and did not advise that the internal controls should be improved or altered in any way;

     (3) Ernst & Young did not advise the Company that Ernst & Young could no longer rely on management's representations or that it was unwilling to be associated with the finanical statements in any respect;

     (4) Ernst & Young did not advise the Company of a need to expand the scope of its audit and it gave the Company no advice that information came to its attention in any respect which would impact the fairness or reliability of any financial reports or statements for any period, or cause it to be unwilling to rely upon management's representations; and,

     (5) Ernst & Young gave the Company no information which in any respect impacted the fairness or reliability of any audit or underlying financial statement.